Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 70,198	$ 72,509
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	65,486	56,958
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,712	$ 15,551